Stock Option and Purchase Plans (Details 1) - $ / shares	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Stock Option and Purchase Plans
Shares	10,000	40,000	40,000
Exercise Price	$ 79.73	$ 38.71	$ 25.64